Note 5 - Convertible Debt - Related Party, Debt Cost Expense and Interest Expense Related to Outstanding Borrowings (Q2) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Note 5 - Convetible Debt - Related Party (Details) - Debt Cost Expense and Interest Expense Related to Outstanding Borrowings [Line Items]
Amortization of convertible debt discount	$ (40)		$ (66)
Interest expense					(192)	(503)
Debt cost expense	(106)	(44)	(189)	(85)	(43)	(272)
Related Party [Member]
Note 5 - Convetible Debt - Related Party (Details) - Debt Cost Expense and Interest Expense Related to Outstanding Borrowings [Line Items]
Interest expense	$ (66)	$ (44)	$ (123)	$ (85)	$ (183)	$ (488)